Note 18 - Commitments and Guarantees - Commitments (Details) $ in Thousands	Jun. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Premises and equipment leasing	$ 26,875
Gas, electricity and non-commodity contracts	3,332,923
3,359,798
Not later than one year [member]
Statement Line Items [Line Items]
Premises and equipment leasing	3,676
Gas, electricity and non-commodity contracts	1,606,528
1,610,204
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,959
Gas, electricity and non-commodity contracts	1,391,632
1,399,591
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,659
Gas, electricity and non-commodity contracts	256,316
263,975
Later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,581
Gas, electricity and non-commodity contracts	78,447
$ 86,028